UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 73.9%
	Aerospace & Defense - 1.1%
3,166	The Boeing Co.	$414,588

	Airlines - 1.0%
6,991	United Continental Holdings, Inc. (a)	370,872

	Automobiles - 0.8%
18,341	Hertz Global Holdings, Inc. (a)	306,845

	Banks - 1.7%
14,002	Citizens Financial Group, Inc.	334,088
15,960	Fifth Third Bancorp	301,803
		635,891
	Capital Markets - 3.1%
2,951	Affiliated Managers Group, Inc. (a)	504,591
3,207	Ameriprise Financial, Inc.	349,980
961	BlackRock, Inc.	285,869
		1,140,440
	Chemicals - 0.9%
6,782	EI du Pont de Nemours & Co.	326,892

	Commercial Banks - 0.8%
5,500	Wells Fargo & Co.	282,425

	Communications Equipment - 1.5%
21,095	Cisco Systems, Inc.	553,744

	Computers & Peripherals - 2.2%
34,157	EMC Corp.	825,233

	Consumer Finance - 0.9%
1,950	Capital One Financial Corp.	141,414
15,973	Navient Corp.	179,536
		320,950
	Diversified Financial Services - 5.0%
70,097	Bank of America Corp.	1,092,111
15,424	Citigroup, Inc.	765,185
		1,857,296
	Diversified Telecommunication Services - 2.8%
32,387	AT&T, Inc.	1,055,168

	Electric Utilities - 2.0%
11,767	FirstEnergy Corp.	368,425
3,842	NextEra Energy, Inc.	374,787
		743,212
	Financial Services - 3.1%
19,314	JPMorgan Chase & Co.	1,177,575

	Food & Staples Retailing - 0.8%
9,769	Whole Foods Market, Inc.	309,189

	Food Products - 2.3%
4,104	ConAgra Foods, Inc.	166,253
10,056	Mondelez International, Inc. - Class A	421,045
6,559	Tyson Foods, Inc. - Class A	282,693
		869,991

	Health Care Equipment & Supplies - 1.9%
10,861	Medtronic, PLC - (b)	727,036

	Health Care Providers & Services - 1.7%
3,859	Aetna, Inc.	422,213
2,801	Express Scripts Holding Co. (a)	226,769
		648,982
	Hotels, Restaurants & Leisure - 0.6%
12,420	MGM Resorts International (a)	229,149

	Household Products - 1.2%
6,209	The Procter & Gamble Co.	446,675

	Industrial Conglomerates - 4.2%
61,910	General Electric Co.	1,561,370

	Insurance - 6.5%
12,928	American International Group, Inc.	734,569
6,113	The Hartford Financial Services Group, Inc.	279,853
9,944	MetLife, Inc.	468,860
12,302	Prudential Financial, Inc.	937,535
		2,420,817
	Internet Software & Services - 1.4%
844	Google, Inc. - Class A (a)	538,784

	Media - 1.3%
11,351	Viacom, Inc. - Class B	489,796

	Multi-Utilities - 0.6%
4,271	PG&E Corp.	225,509

	Oil, Gas & Consumable Fuels - 8.0%
7,831	ConocoPhillips	375,575
19,494	Devon Energy Corp.	723,032
17,988	Exxon Mobil Corp.	1,337,408
43,785	Southwestern Energy Co. (a)	555,632
		2,991,647
	Personal Products - 0.9%
7,878	Unilever NV - ADR (b)	316,696

	Pharmaceuticals - 6.3%
10,602	Johnson & Johnson	989,697
4,616	Merck & Co., Inc.	227,984
10,256	Mylan NV - (a)(b)	412,906
23,382	Pfizer, Inc.	734,429
		2,365,016
	Semiconductors & Semiconductor Equipment - 2.2%
19,175	Intel Corp.	577,934
7,859	Maxim Integrated Products, Inc.	262,491
		840,425
	Software - 2.8%
5,798	Microsoft Corp.	256,619
9,998	Oracle Corp.	361,128
3,333	SAP SE - ADR (b)	215,945
11,761	Symantec Corp.	228,987
		1,062,679
	Specialty Retail - 2.7%
13,687	The Gap, Inc.	390,079
5,834	Lowe's Cos, Inc.	402,079
17,568	Staples, Inc.	206,073
		998,231
	Textiles, Apparel & Luxury Goods - 1.6%
5,091	Ralph Lauren Corp.	601,553

	TOTAL COMMON STOCKS (Cost $31,494,361)	27,654,676

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
2,509	American Tower Corp.	220,742
1,428	Simon Property Group, Inc.	262,352
	TOTAL REITS (Cost $489,607)	483,094

	EXCHANGE TRADED FUNDS - 9.2%
	Investment Companies - 9.2%
16,900	iShares Core US Credit Bond ETF	1,832,974
13,900	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,613,651
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,546,360)	3,446,625

Principal Amounts		Value
	ASSET BACKED SECURITIES - 0.1%
	Continental Airlines 2000-2 Class A-1 Pass Through Trust
$47,395	7.707%, 10/02/2021 (Acquired 07/19/2005, Cost $47,428)(c)(d)	$51,719
	TOTAL ASSET BACKED SECURITIES (Cost $47,428)	51,719

	CORPORATE BONDS - 13.3%
	Beverages - 1.2%
	The Coca-Cola Co.
450,000	1.650%, 11/01/2018	454,661

	Commercial Banks - 1.9%
	Royal Bank of Canada (b)
700,000	2.200%, 07/27/2018	710,967

	Consumer Finance - 0.9%
	Toyota Motor Credit Corp.
350,000	1.250%, 10/05/2017	350,536

	Educational Services - 2.4%
	Princeton University
800,000	4.950%, 03/01/2019	886,719

	Food & Staples Retailing - 2.3%
	Wal-Mart Stores, Inc.
800,000	4.125%, 02/01/2019	868,751

	Internet & Catalog Retail - 0.9%
	Amazon.com, Inc.
350,000	1.200%, 11/29/2017	348,723

	Oil, Gas & Consumable Fuels - 1.2%
	CNOOC Finance 2013 Ltd. (b)
450,000	1.750%, 05/09/2018	445,553

	Pharmaceuticals - 1.3%
	Eli Lilly & Co.
450,000	5.200%, 03/15/2017	478,189

	Software - 1.1%
	Microsoft Corp.
400,000	0.875%, 11/15/2017	400,540

	Transportation - 0.1%
	The Burlington Northern and Santa Fe Railway Co. 2002-1 Pass Through Trust
46,811	5.943%, 01/15/2022	50,546
	TOTAL CORPORATE BONDS (Cost $4,970,383)	4,995,185

	SHORT-TERM INVESTMENTS - 1.2%
	U.S. Treasury Bills - 1.2%
	United States Treasury Bill
3,002	0.000%, 10/01/2015	3,002
3,000	0.051%, 10/15/2015	3,000
4,000	0.060%, 10/22/2015	4,000
16,000	0.019%, 10/29/2015	16,000
8,000	0.041%, 11/05/2015	8,000
32,000	0.054%, 11/12/2015	31,998
16,000	0.050%, 11/19/2015	15,999
17,000	0.030%, 11/27/2015	16,999
22,000	0.000%, 12/03/2015	22,001
16,000	0.000%, 12/10/2015	16,001
34,000	0.000%, 12/24/2015	34,001
5,000	0.001%, 01/07/2016	5,000
26,000	0.007%, 01/21/2016	25,999
17,000	0.004%, 01/28/2016	17,000
34,000	0.011%, 02/04/2016	33,998
145,000	0.018%, 02/11/2016	144,991
3,000	0.016%, 02/18/2016	3,000
23,000	0.023%, 02/25/2016	22,998
10,000	0.022%, 03/03/2016	9,999
11,000	0.023%, 03/10/2016	10,999
13,000	0.029%, 03/17/2016	12,998
	TOTAL SHORT-TERM INVESTMENTS (Cost $457,832)	457,983

	Total Investments (Cost $41,005,971) - 99.1%	37,089,282
	Other Assets in Excess of Liabilities - 0.9%	351,504
	TOTAL NET ASSETS - 100.0%	$37,440,786

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign Issued Security. The total value of the foreign issued securities is $2,829,103 (7.56% of net assets) at September 30, 2015.
(c)	Restricted Security. The total value of restricted securities is $51,719 (0.1% of net assets) at September 30, 2015.
(d)	Illiquid Security. The total value of illiquid securities is $51,719 (0.1% of net assets) at September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

	Cost of investments	$41,005,971
	Gross unrealized appreciation	431,802
	Gross unrealized depreciation	(4,348,491)
	Net unrealized appreciation	(3,916,689)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at September 30, 2015

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The investments whose values are based on quoted market prices in an active market, and are therefore classified within Level 1, include active listed domestic equities, including listed REITs and Exchange Traded Funds.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include asset backed securities, investment grade corporate bonds, U.S. government and sovereign obligations, government agency securities, certain mortgage products, and restricted securities.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund's portfolio as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	-	51,719	-	51,719
Common Stocks	27,654,676	-	-	27,654,676
Corporate Bonds	-	4,995,185	-	4,995,185
Exchange Traded Funds	3,446,625	-	-	3,446,625
REITS	483,094	-	-	483,094
Short-Term Investments	-	457,983	-	457,983
Total**	31,584,395	5,504,887	-	37,089,282

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no transfers between Level 1, Level 2 and Level 3 the period ended September 30, 2015 for the Fund, as compared to their classification from the prior annual report. Transfers between levels are recognized as of the end of the period in which the transfer occurs.

The Fund does not maintain any positions in derivative instruments, and did not engage in derivative activities during the year ended September 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By  /s/ Amoy Van Lowe
      Amoy Van Lowe, President & Treasurer

Date  November 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Amoy Van Lowe
      Amoy Van Lowe, President & Treasurer

Date  November 5, 2015